Trading Activities	12 Months Ended
Dec. 31, 2020
Trading Activities [Abstract]
Trading Activities

Note 2: Trading Activities

Table 2.1 presents a summary of our trading assets and liabilities measured at fair value through earnings.

Table 2.1: Trading Assets and Liabilities

(in millions)	Dec 31, 2020	Dec 31, 2019
Trading assets:
Debt securities	$75,095	79,733
Equity securities	23,032	27,440
Loans held for sale	1,015	972
Gross trading derivative assets	58,767	34,825
Netting (1)	(34,301)	(21,463)
Total trading derivative assets	24,466	13,362
Total trading assets	123,608	121,507
Trading liabilities:
Short sale	22,441	17,430
Gross trading derivative liabilities	53,285	33,861
Netting (1)	(39,444)	(26,074)
Total trading derivative liabilities	13,841	7,787
Total trading liabilities	$36,282	25,217
(1)Represents balance sheet netting for trading derivative asset and liability balances, and trading portfolio level counterparty valuation adjustments.
Table 2.2 provides a summary of the net interest income earned from trading securities, and net gains and losses due to the realized and unrealized gains and losses from trading activities.
Net interest income also includes dividend income on trading securities and dividend expense on trading securities we have sold, but not yet purchased.
Table 2.2: Net Interest Income and Net Gains (Losses) on Trading Activities

	Year ended December 31,
(in millions)	2020	2019	2018
Interest income:
Debt securities	$2,530	3,130	2,831
Equity securities	366	579	587
Loans held for sale	30	78	62
Total interest income	2,926	3,787	3,480
Less: Interest expense	442	525	587
Net interest income	2,484	3,262	2,893
Net gains (losses) from trading activities (1):
Debt securities	2,697	1,053	(824)
Equity securities	(630)	4,795	(4,240)
Loans held for sale	28	12	(1)
Derivatives (2)	(923)	(4,867)	5,667
Total net gains from trading activities	1,172	993	602
Total trading-related net interest and noninterest income	$3,656	4,255	3,495
(1)Represents realized gains (losses) from our trading activities and unrealized gains (losses) due to changes in fair value of our trading positions.
(2)Excludes economic hedging of mortgage banking and asset/liability management activities, for which hedge results (realized and unrealized) are reported with the respective hedged activities.